Disposals and business closures - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended				12 Months Ended
	Oct. 31, 2021	Mar. 31, 2021	Feb. 28, 2021	Apr. 30, 2020	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020 [1]
Disclosure of disposal of subsidiaries [line items]
Other disposal costs						£ 14
Repayment percentage entitled for equity holders in future cash flow				25.00%
Profit for the year					£ 244	178	[1]	£ 330
Revenue					3,841	£ 3,428	[1]	£ 3,397
Strategic Review segment [Member]
Disclosure of disposal of subsidiaries [line items]
Revenue					154
Discontinued operations [member] | Strategic Review segment [Member]
Disclosure of disposal of subsidiaries [line items]
Profit for the year					52
Revenue					£ 126
Immaterial Disposals [Member]
Disclosure of disposal of subsidiaries [line items]
Loss on disposals of subsidiary		£ 5
International Courseware Local Publishing Businesses [Member]
Disclosure of disposal of subsidiaries [line items]
Proceeds from disposal of subsidiary		287
Gains on disposals of subsidiary		£ 42
Disposal of major subsidiary [member]
Disclosure of disposal of subsidiaries [line items]
Pre-tax gain on sale of subsidiaries and associates				£ 180
Disposal of Pearson Institute Of Higher Education [Member]
Disclosure of disposal of subsidiaries [line items]
Losses on disposals of subsidiary			£ 5
Disposal of K12 Sistemas [Member]
Disclosure of disposal of subsidiaries [line items]
Proceeds from disposal of subsidiary	£ 108
Gains on disposals of subsidiary	£ 84

[1]	Comparative balances have been restated – see Note 1b.